Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2011	Mar. 31, 2010
LIABILITIES AND SHAREHOLDERS' EQUITY
RISPERDAL CONSTA secured notes, percentage	7.00%	7.00%
SHAREHOLDERS' EQUITY:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	160,000,000	160,000,000
Common stock, shares issued	105,771,507	104,815,328
Common stock, shares outstanding	95,702,299	94,870,063
Treasury stock, shares	10,069,208	9,945,265
Common stock
SHAREHOLDERS' EQUITY:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	160,000,000	160,000,000
Common stock, shares issued	105,771,507	105,771,507
Common stock, shares outstanding	95,702,299	95,702,299
Non-voting common stock
SHAREHOLDERS' EQUITY:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	450,000	450,000
Common stock, shares issued	382,632	382,632
Common stock, shares outstanding	382,632	382,632